As filed with the Securities and Exchange Commission on November 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 99.5%	Value

	Biofuel: 2.7%
67,400	Cosan SA Industria e Comercio	$339,168

	Efficiency: 14.1%
76,099	Carmanah Technologies Corp.*	317,625
35,330	CENTROTEC Sustainable AG	532,950
17,760	Nibe Industrier AB - B Shares	521,251
360,000	Wasion Group Holdings Ltd.	374,299
		1,746,125
	Geothermal: 4.1%
15,059	Ormat Technologies Inc.	512,458

	Hydro: 10.4%
134,304	Cia Energetica de Minas Gerais - ADR	239,061
26,361	Iniziative Bresciane - Inbre - SpA	589,116
35,110	Verbund AG	465,683
		1,293,860
	Solar: 27.0%
18,400	Canadian Solar Inc.*	305,808
354,000	China Singyes Solar Technologies Holdings Ltd.	241,059
55,700	Enphase Energy Inc. *	206,090
64,300	JA Solar Holdings Co., Ltd. - ADR*	501,540
18,900	Jinkosolar Holdings Co - ADR*	414,666
379,300	Renesola Ltd. - ADR*	368,680
19,450	SunPower Corp. - Class B*	389,778
44,820	Trina Solar Ltd. - ADR*	402,035
1,250,000	Xinyi Solar Holdings Ltd.	430,400
215,100	Yingli Green Energy Holding Co., Ltd. - ADR*	87,825
		3,347,881
	Wind: 41.2%
49,987	Boralex Inc. - Class A	477,583
3,044,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	400,627
460,000	China Longyuan Power Group Corp. - H Shares	497,199
2,272,000	China Suntien Green Energy Corp. Ltd. - H Shares	401,628
6,180,000	Concord New Energy Group Ltd.	419,640
299,170	Enel Green Power SpA	566,771
200,441	Good Energy Group PLC	683,754
325,080	Greentech Energy Systems*	338,354

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 99.5%	Value

	Wind: 41.2% - Continued
1,194,000	Huaneng Renewables Corp. Ltd. - H Shares	$443,379
467,823	Mytrah Energy Ltd.*	445,850
228,800	Northern Power Systems Corp.*	64,294
630,608	Theolia SA*	373,460
		5,112,539

	Total Common Stocks	12,352,031
	(cost $22,757,882)

	Warrants: 0.3%
946,050	Theolia SA, Expiration 6/09/16, Exercise price 0.60 EUR*†^	35,942
	Total Warrants
	(cost $0)

	Total Investments in Securities	12,387,973
	(cost $22,757,882): 99.8%

	Other Assets less Liabilities: 0.2%	20,484

	Net Assets: 100.0%	$12,408,457

*	Non-income producing security.
†	Illiquid. Illiquid securities represent 0.0% of net assets.
^	Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 102.5%	Value

	China: 52.4%
94,000	AAC Technologies Holdings Inc.	$587,981
171,000	Anhui Conch Cement Co., Ltd. - H Shares	506,322
739,000	China Construction Bank Corp. - H Shares	495,017
603,000	China Lesso Group Holdings Ltd.	487,470
218,000	China Merchants Bank Co., Ltd. - H Shares	531,172
419,000	CNOOC Ltd.	433,169
412,000	China Minsheng Banking Corp Ltd. - H Shares	381,392
549,400	db x-trackers CSI300 Index ETF	466,446
338,000	Dongfeng Motor Group Co., Ltd. - H Shares	423,539
490,000	Lenovo Group Ltd.	416,059
4,700	NetEase Inc. - ADR	564,564
962,000	People's Insurance Company Group of China Ltd. - H Shares	471,389
562,000	PetroChina Co Ltd. - H Shares	391,561
232,000	PICC Property & Casualty Co., Ltd. - H Shares	454,918
696,000	Shenzhen Expressway Co Ltd. - H Shares	458,366
9,800	Sohu.com Inc.*	404,740
32,500	Tencent Holdings Ltd.	546,602
		8,020,707
	Hong Kong: 6.2%
380,000	Chen Hsong Holdings	89,686
86,000	Galaxy Entertainment Group Ltd.	220,858
407,000	Li & Fung Ltd.	312,693
532,000	NagaCorp Ltd.	320,122
		943,359
	Indonesia: 1.2%
129,000	Indo Tambangraya Megah PT	87,303
666,000	Vale Indonesia Tbk	100,172
		187,475
	Malaysia: 4.4%
337,000	DiGi.Com Bhd	425,490
144,000	UMW Holdings Bhd	246,347
		671,837
	South Korea: 7.6%
2,752	Hyundai Mobis	534,634
656	Samsung Electronics Co., Ltd.	630,873
		1,165,507

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 102.5%	Value

	Taiwan: 15.6%
61,000	Catcher Technology Co., Ltd.	$651,827
9,000	Largan Precision Co., Ltd.	706,555
110,000	Novatek Microelectronics Corp.	345,321
2	Shin Zu Shing Co., Ltd.	6
173,000	Taiwan Semiconductor Manufacturing Co., Ltd.	690,357
		2,394,066
	Thailand: 15.1%
99,500	Electricity Generating PCL/Foreign	419,830
216,000	Glow Energy PCL/Foreign	505,855
2,649,569	Jasmine International PCL/Foreign	408,805
824,000	LPN Development PCL/Foreign	385,948
113,198	PTT Exploration & Production PCL/Foreign	219,405
56,700	PTT PCL/Foreign	376,383
		2,316,226

	Total Common Stocks	15,699,177
	(cost $15,268,036)

	Total Investments in Securities	15,699,177
	(cost $15,268,036): 102.5%

	Liabilities in Excess of Other Assets: (2.5%)	(375,612)

	Net Assets: 100.0%	$15,323,565

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 100.8%	Value

	Australia: 8.0%
28,920	Henderson Group PLC	$113,097
8,230	JB Hi-Fi Ltd.	110,636
7,530	Sonic Healthcare Ltd.	96,670
		320,403
	China: 27.7%
22,000	AAC Technologies Holdings Inc.	137,612
151,000	China Construction Bank Corp. - H Shares	101,147
117,000	China Lilang Ltd.	99,789
48,500	China Merchants Bank Co., Ltd. - H Shares	118,174
110,900	China Minsheng Banking Corp. Ltd. - H Shares	102,661
9,500	China Mobile Ltd.	113,383
37,000	CNOOC Ltd.	38,251
650	CNOOC Ltd. - ADR	67,002
171,000	Industrial & Commercial Bank of China Ltd. - H Shares	99,139
24,000	Shenzhou International Group Holdings Ltd.	124,047
130,900	Yangzijiang Shipbuilding Holdings Ltd.	104,677
		1,105,882
	Hong Kong: 16.3%
30,500	BOC Hong Kong Holdings Ltd.	90,223
160,000	Li & Fung Ltd.	122,926
21,500	Link REIT/The	118,512
45,000	Luk Fook Holdings International Ltd.	112,886
156,000	NagaCorp Ltd.	93,870
81,000	Pacific Textiles Holdings Ltd.	110,471
		648,888
	Japan: 3.0%
1,200	Relo Holdings Inc.	118,249

	Malaysia: 2.9%
92,300	DiGi.Com Bhd	116,536

	Singapore: 5.7%
73,100	Ascendas Real Estate Investment Trust - REIT	120,580
79,300	CapitaMall Trust - REIT	105,878
		226,458
	South Korea: 3.2%
1,350	KT&G Corp.	127,280

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 100.8%	Value

	Taiwan: 19.8%
14,000	Asustek Computer Inc.	$120,112
11,000	Catcher Technology Co., Ltd.	117,543
43,134	Hon Hai Precision Industry Co., Ltd.	112,826
1,400	Largan Precision Co., Ltd.	109,909
34,000	Novatek Microelectronics Corp.	106,736
9,000	St Shine Optical Co., Ltd.	110,744
28,000	Taiwan Semiconductor Manufacturing Co., Ltd.	111,734
		789,604
	Thailand: 8.6%
54,500	Delta Electronics Thailand PCL/Foreign	132,139
252,800	LPN Development PCL/Foreign	118,407
13,600	PTT PCL/Foreign	90,279
		340,825
	United States: 5.6%
2,100	Aflac Inc.	122,073
1,900	QUALCOMM Inc.	102,087
		224,160

	Total Common Stocks	4,018,285
	(cost $4,113,214)

	Total Investments in Securities	4,018,285
	(cost $4,113,214): 100.8%

	Liabilities in Excess of Other Assets: (0.8%)	(30,324)

	Net Assets: 100.0%	$3,987,961

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 101.3%	Value

	Airlines: 2.3%
792,000	Cathay Pacific Airways Ltd.	$1,492,125

	Auto/Truck Parts & Equipment: 1.6%
1,086,240	Weichai Power Co., Ltd. - H Shares	1,018,639

	Auto - Cars/Light Trucks: 7.5%
1,416,000	Dongfeng Motor Group Co., Ltd. - H Shares	1,774,352
4,295,000	Geely Automobile Holdings Ltd.	2,071,006
901,500	Great Wall Motor Co., Ltd. - H Shares ^	1,012,022
		4,857,380
	Building Products: 5.2%
471,000	Anhui Conch Cement Co., Ltd. - H Shares	1,394,605
2,401,000	China Lesso Group Holdings Ltd.	1,940,986
		3,335,591
	Casino Hotels: 3.3%
498,000	Galaxy Entertainment Group Ltd.	1,278,923
1,398,000	NagaCorp. Ltd.	841,222
		2,120,145
	Cellular Telecommunications: 3.3%
181,500	China Mobile Ltd.	2,166,220

	Coal: 1.6%
689,000	China Shenhua Energy Co Ltd. - H Shares	1,059,907

	Commercial Banks: 17.6%
538,500	BOC Hong Kong Holdings Ltd.	1,592,954
3,217,670	China Construction Bank Corp. - H Shares	2,155,347
854,000	China Merchants Bank Co., Ltd. - H Shares	2,080,829
1,609,000	China Minsheng Banking Corp., Ltd.	1,489,466
2,327,000	Chongqing Rural Commerical Bank Co., Ltd. - H Shares	1,323,426
87,681	Dah Sing Financial Holdings Ltd.	481,994
3,889,330	Industrial & Commercial Bank of China Ltd. - H Shares	2,254,873
		11,378,889
	Computers: 4.5%
86,500	ChinaCache International Holdings Ltd. - ADR*	676,430
2,601,000	Lenovo Group Ltd.	2,208,507
		2,884,937

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 101.3%	Value

	Distribution/Wholesale: 1.8%
1,496,000	Li & Fung Ltd.	$1,149,357

	Electronic Component - Miscellaneous: 6.8%
460,000	AAC Technologies Holdings Inc.	2,877,353
8,620,000	Tongda Group Holdings Ltd.	1,507,745
		4,385,098
	Exchange Traded Funds (ETFs): 3.8%
2,910,200	db x-trackers CSI300 Index ETF	2,470,788

	Gas - Distribution: 2.0%
211,000	Beijing Enterprises Holdings Ltd.	1,273,216

	Insurance: 10.9%
460,000	China Life Insurance Co., Ltd. - H Shares	1,605,673
3,844,000	People's Insurance Company Group of China Ltd. - H Shares	1,883,595
1,024,000	PICC Property & Casualty Co., Ltd. - H Shares	2,007,916
312,000	Ping An Insurance Group Company of China Ltd. - H Shares	1,555,196
		7,052,380
	Internet Application Software: 4.1%
156,800	Tencent Holdings Ltd.	2,637,146

	Internet Content - Entertainment: 4.3%
23,075	NetEase Inc. - ADR	2,771,769

	Machinery - General Industries: 0.9%
2,430,000	Chen Hsong Holdings	573,519

	Oil Company - Integrated: 2.7%
2,490,000	PetroChina Co., Ltd. - H Shares	1,734,850

	Oil Company - Exploration & Production: 2.0%
1,222,000	CNOOC Ltd.	1,263,323

	Public Thoroughfares: 2.7%
2,610,000	Shenzhen Expressway Co., Ltd. - H Shares	1,718,872

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 101.3%	Value

	Real Estate Operations/Development: 3.4%
542,000	China Overseas Land & Investments Ltd.	$1,654,067
1,381,000	Soho China Ltd.	538,029
		2,192,096
	Retail - Automobile: 2.0%
3,100,000	Baoxin Auto Group Ltd.	1,319,992

	Shipbuilding: 1.7%
1,396,000	Yangzijiang Shipbuilding Holdings Ltd.	1,116,340

	Telecommunication Equipment: 2.5%
135,900	VTech Holdings Ltd.	1,615,990

	Web Portals/ISP: 2.8%
43,350	Sohu.com Inc.*	1,790,355

	Total Common Stocks	65,378,924
	(cost $68,471,764)

	Total Investments in Securities	65,378,924
	(cost $68,471,764): 101.3%

	Liabilities in Excess of Other Assets: (1.3%)	(857,392)

	Net Assets: 100.0%	$64,521,532

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 97.9%	Value

	Australia: 2.7%
23,020	Sonic Healthcare Ltd.	$295,529

	China: 2.6%
2,850	CNOOC Ltd. - ADR	293,778

	France: 8.5%
5,230	Danone SA	330,766
5,090	Schneider Electric SA	285,442
7,230	Total SA	325,966
		942,174
	Germany: 3.0%
3,920	Deutsche Boerse AG	337,408

	Hong Kong: 6.2%
5,250	China Mobile Ltd. - ADR	312,375
488,000	Li & Fung Ltd.	374,924
		687,299
	Israel: 2.7%
5,250	Teva Pharmaceutical Industries Ltd. - ADR	296,415

	Italy: 2.9%
20,440	ENI SpA	321,611

	Netherlands: 2.6%
12,320	Royal Dutch Shell PLC - Class A	292,548

	South Africa: 2.7%
29,960	Vodacom Group Ltd.	297,766

	United Kingdom: 23.1%
64,330	Aberdeen Asset Management PLC	289,330
48,720	BAE Systems PLC	330,771
43,826	ICAP PLC	303,827
6,690	Imperial Tobacco Group PLC	346,262
46,360	Meggitt PLC	334,735
7,780	Unilever PLC	316,923
7,630	Willis Group Holdings PLC	312,601
15,500	WPP PLC	322,785
		2,557,234

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 97.9%	Value

	United States: 40.9%
4,790	AbbVie Inc.	$260,624
5,570	Aflac Inc.	323,784
7,480	Arthur J Gallagher & Co.	308,774
12,720	Cisco Systems Inc.	333,900
8,060	Coca-Cola Co/The	323,367
6,100	Eaton Corp. PLC	312,930
2,310	General Dynamics Corp.	318,665
10,720	H&R Block Inc.	388,064
4,010	Illinois Tool Works Inc.	330,063
3,570	Johnson & Johnson	333,260
15,790	Mattel Inc.	332,537
6,090	Merck & Co., Inc.	300,785
7,380	Microsoft Corp.	326,639
4,710	Procter & Gamble Co/The	338,837
		4,532,229

	Total Common Stocks	10,853,991
	(cost $11,728,201)

	Total Investments in Securities	10,853,991
	(cost $11,728,201): 97.9%

	Other Assets less Liabilities - 2.1%	227,430

	Net Assets: 100.0%	$11,081,421

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Energy - Alternate Sources: 4.6%
132,620	JA Solar Holdings Co., Ltd. - ADR*	$1,034,436
121,300	Trina Solar Ltd. - ADR*	1,088,061
		2,122,497

	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	61,513

	Oil & Gas - Drilling: 0.6%
4,183,812	Cluff Natural Resources PLC*	268,985

	Oil & Gas - Exploration & Production: 38.9%
43,509	Apache Corp.	1,703,812
462,100	Bankers Petroleum Ltd.*	602,513
82,000	Canadian Natural Resources Ltd.	1,596,988
30,070	Carrizo Oil & Gas Inc.*	918,338
1,650,000	CNOOC Ltd.	1,705,796
43,000	Dragon Oil PLC	1,594,870
988,710	EnQuest PLC*	415,049
575,230	JKX Oil & Gas PLC*	158,808
53,486	Newfield Exploration Co.*	1,759,689
53,070	Noble Energy Inc.	1,601,653
25,200	Occidental Petroleum Corp.	1,666,980
46,199	Ophir Energy PLC*	62,920
63,200	QEP Resources Inc.	791,896
1,890,000	Sino Gas & Energy Holdings Ltd.*	108,781
249,550	SOCO International PLC	597,212
98,000	Southwestern Energy Co.*	1,243,620
200,000	Tullow Oil Plc	513,924
25,000	Triangle Petroleum Corp*	35,500
63,397	Unit Corp.*	713,850
254,740	WesternZagros Resources Ltd.*	23,861
		17,816,060

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Oil & Gas - Field Services: 11.0%
44,900	Halliburton Co.	$1,587,215
103,880	Helix Energy Solutions Group, Inc.*	497,585
147,119	John Wood Group PLC	1,371,530
75,100	ShawCor Ltd. DL	1,574,596
		5,030,926
	Oil & Gas - Integrated: 39.8%
319,380	BP PLC	1,618,834
99,850	ENI SpA	1,571,076
21,600	Exxon Mobil Corp.	1,605,960
406,460	Gazprom OAO - ADR	1,640,626
32,543	Hess Corp.	1,629,103
68,598	OMV AG	1,665,636
2,365,000	PetroChina Co., Ltd. - H Shares	1,647,759
67,430	Royal Dutch Shell PLC - Class A	1,601,176
119,730	Statoil ASA	1,745,348
69,976	Suncor Energy, Inc.	1,871,445
35,860	Total SA	1,616,753
		18,213,716
	Oil Refining & Marketing: 4.2%
32,099	Valero Energy, Corp.	1,929,150

	Total Common Stocks	45,442,847
	(cost $69,053,683): 99.2%

	Total Investments in Securities	45,442,847
	(cost $69,053,683): 99.2%

	Other Assets less Liabilities: 0.8%	378,298

	Net Assets: 100.0%	$45,821,145

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Aerospace/Defense: 3.7%
46,010	Boeing Co.	$6,025,010

	Application Software: 6.8%
68,960	Check Point Software Technologies Ltd.*	5,470,597
170,970	PTC Inc.*	5,426,588
		10,897,185
	Cable/Satellite TV: 3.5%
98,830	Comcast Corp. - Class A	5,621,450

	Commercial Services: 6.5%
155,250	H&R Block, Inc.	5,620,050
157,810	Paypal Holdings, Inc.*	4,898,422
		10,518,472
	Computers: 9.7%
100,000	Cognizant Technology Solutions Corp. - A Shares*	6,261,000
4,780,000	Lenovo Group Ltd.	4,058,695
194,000	Verifone Systems Inc.*	5,379,620
		15,699,315
	Distribution/Wholesale: 3.5%
7,320,000	Li & Fung Ltd.	5,623,858

	Diversified Manufacturing Operations: 3.6%
68,170	Danaher Corp.	5,808,766

	Electronic Components - Semiconductor: 14.4%
105,000	Eaton Corp. PLC	5,386,500
225,010	Intel Corp.	6,781,801
238,015	NVIDIA Corp.	5,867,070
10,810	Samsung Electronics Co., Ltd. - GDR	5,107,725
		23,143,096
	Enterprise Software/Services: 6.9%
156,180	Oracle Corp.	5,641,222
85,000	SAP SE	5,504,037
		11,145,259
	Fiduciary Banks: 3.4%
80,134	State Street Corp.	5,385,806

	Finance - Other Services: 3.5%
23,990	IntercontinentalExchange, Inc.	5,637,410

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Machinery: 4.0%
40,840	Roper Industries, Inc.	$6,399,628

	Medical - Biomedical: 7.0%
220,205	Cisco Systems Inc.	5,780,381
55,510	Gilead Sciences, Inc.	5,450,527
		11,230,908
	Oil Company - Integrated: 3.2%
75,750	Schlumberger Ltd.	5,224,477

	Power Conversion/Supply Equipment: 3.0%
85,800	Schneider Electric	4,811,576

	Semiconductor: 9.6%
290,310	Applied Materials Inc.	4,264,654
101,030	QUALCOMM Inc.	5,428,342
279,949	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,808,942
		15,501,938
	Television: 2.7%
195,890	TEGNA, Inc.	4,385,977

8,750	Web Portals: 3.5%
	Google Inc. - A Shares*	5,585,738

	Total Common Stocks	$158,645,869
	(cost $168,350,567)

	Total Investments in Securities	158,645,869
	(cost $168,350,567): 98.5%

	Other Assets less Liabilities: 1.5%	2,491,474

	Net Assets: 100.0%	$161,137,343

*	Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 96.8%	Value

	Auto-Cars/Light Trucks: 6.0%
14,000,000	Volkswagen International Finance NV, 2.150%, 05/23/16	$2,103,894
4,000,000	Volkswagen International Finance NV, 3.750%, 11/30/17	577,964
9,000,000	Volvo Treasury AB, 3.800%, 11/22/15	1,407,768
		4,089,626
	Cellular Telecommunication: 4.4%
20,000,000	Datang Telecom HK Co. Ltd., 5.500%, 09/29/17	3,024,324

	Commerical Banks: 21.8%
8,000,000	Agriculture Bank of China Ltd., 3.200%, 11/28/15	1,248,672
10,000,000	Bank of China, 3.450%, 01/16/17	1,538,858
15,000,000	Bank of China, 3.600%, 06/30/17	2,319,695
5,000,000	BNP Paribas, 5.000%, 03/17/25	772,265
10,000,000	CCBL Funding PLC, 3.200%, 11/29/15	1,566,874
10,000,000	ICICI Bank Ltd., 4.000%, 06/25/16	1,535,448
15,000,000	Industrial & Commercial Bank of China Ltd., 3.500%, 9/23/16	2,331,196
12,000,000	Industrial & Commercial Bank of China Ltd., 3.350%, 11/19/16	1,855,567
11,000,000	Industrial & Commercial Bank of China Ltd., 3.950%, 9/23/21	1,653,837
		14,822,412
	Computers: 0.2%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	156,244

	Electric - Integrated: 3.4%
5,000,000	China Datang Corp., 3.600%, 04/25/16	776,547
10,000,000	China Guangdong, 3.750%, 11/01/15	1,566,638
		2,343,185
	Finance-Diversified: 0.2%
1,000,000	Shenzhen Qianhai Financial Holdings Co., Ltd., 4.550%, 10/28/17	156,114

	Finance-Investment Bank/Broker: 2.5%
11,000,000	Banco BTG Pactual SA, 4.100%, 03/26/16	1,673,956

	Finance - Leasing Company: 11.9%
7,000,000	BOC Aviation Pte Ltd., 4.200%, 11/05/18	1,069,061
10,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	1,540,916
13,000,000	Cagamas Global, 3.700%, 09/22/17	1,918,257
8,000,000	Far East Horizon Ltd., 5.450%, 12/11/16	1,254,970
15,000,000	Unican Ltd., 5.600%, 09/18/17	2,299,731
		8,082,935
	Food-Dairy Products: 3.3%
15,000,000	Fonterra Co-operative Group Ltd., 4.000%, 06/22/20	2,235,340

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2015 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 96.8%	Value

	Industrial Gases: 3.8%
17,000,000	Air Liquide Finance SA, 3.000%, 09/19/16	$2,620,012

	Investment Management/Advisor Service: 2.3%
10,000,000	Starway Assets Enterprise, Inc., 4.100%, 01/22/17	1,544,593

	Life/Health Insurance: 2.7%
12,000,000	Value Success International, 4.000%, 11/21/16	1,842,632

	Machinery: 6.1%
10,000,000	Caterpillar Financial Services Corp., 2.950%, 03/03/16	1,557,321
17,000,000	Caterpillar Financial Services Corp., 3.400%, 11/25/17	2,577,861
		4,135,182
	Oil Company - Integrated: 2.2%
10,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	1,507,526

	Real Estate Operator/Developer: 9.4%
7,000,000	Agile Property Holdings Ltd., 6.500%, 02/28/17	1,031,830
10,000,000	Global Logistic Properties Ltd., 3.375%, 05/11/16	1,544,892
25,000,000	New World China Land Ltd., 5.500%, 02/06/18	3,809,395
		6,386,117
	Sovereign: 11.0%
10,000,000	British Columbia, 2.850%, 11/13/16	1,538,010
12,000,000	Caisse D'Amort Dette, 3.800%, 02/06/17	1,885,321
10,000,000	China Government Bond, 2.870%, 06/27/16	1,559,630
10,000,000	China Government Bond, 3.020%, 06/27/18	1,559,725
6,000,000	United Kingdom, 2.700%, 10/21/17	915,433
		7,458,119
	Special Purpose Banks: 5.6%
8,000,000	Asian Develop Bank, 3.200%, 11/10/19	1,224,613
10,000,000	China Develop Bank 3.600%, 09/19/19	1,496,905
7,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	1,066,103
		3,787,621

	Total Corporate Bonds	65,865,938
	(cost $69,638,574): 96.8%

	Total Investments in Securities	65,865,938
	(cost $69,638,574): 96.8%

	China Yuan (Offshore): 2.3%	1,640,327
	Other Assets less Liabilities : 0.9%	559,926
	Net Assets: 100.0%	$68,066,191

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2015

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open‑end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (formerly known as the Asia Pacific Dividend Fund) (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (formerly known as the Inflation Managed Dividend Fund) (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short‑term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2015

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At September 30, 2015, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$22,757,882	$15,268,036	$4,113,214	$68,471,764
Gross unrealized appreciation	797,528	3,260,696	409,191	10,852,417
Gross unrealized depreciation	(11,167,437)	(2,829,555)	(504,120)	(13,945,257)
Net unrealized appreciation (depreciation) on investments	(10,369,909)	431,141	(94,929)	(3,092,840)

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$11,728,201	$69,053,683	$168,350,567	$69,638,574
Gross unrealized appreciation	338,092	3,029,995	7,844,018	-
Gross unrealized depreciation	(1,212,302)	(26,640,831)	(17,548,716)	(3,772,636)
Net unrealized appreciation (depreciation) on investments	(874,210)	(23,610,836)	(9,704,698)	(3,772,636)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2015

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks
Energy	$5,132,032	$1,347,238	$-	$6,479,270
Industrial	1,328,178	1,136,609	-	2,464,787
Utilities	2,433,766	1,010,150	-	3,443,916
Total Investments, at Value	8,893,976	3,493,997	-	12,387,973
Total Assets	$8,893,976	$3,493,997	$-	$12,387,973

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2015

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Basic Materials	$-	$100,172	$-	$100,172
Communications	1,239,036	546,602	-	1,785,638
Consumer, Cyclical	246,347	1,811,845	-	2,058,192
Consumer, Non-cyclical	-	458,366	-	458,366
Energy	-	1,507,820	-	1,507,820
Exchange Traded Funds (“ETFs”)	-	466,446	-	466,446
Financial	385,949	2,333,888	-	2,719,837
Industrial	-	3,029,846	-	3,029,846
Technology	564,564	2,082,611	-	2,647,175
Utilities	505,855	419,830	-	925,685
Total Investments, at Value	2,941,751	12,757,426	-	15,699,177
Total Assets	$2,941,751	$12,757,426	$-	15,699,177

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3*		Total
Investments, at Value
Common Stocks[1]
Communications	$116,537	$113,383	$		$229,920
Consumer, Cyclical	99,789	674,835		-	774,624
Consumer, Non-cyclical	-	334,694		-	334,694
Energy	67,002	128,530		-	195,532
Financial	346,359	981,781		-	1,328,140
Industrial	132,139	582,567		-	714,706
Technology	222,199	218,470		-	440,669
Total Investments, at Value	984,025	3,034,260		-	4,018,285
Total Assets	$984,025	$3,034,260		$-	$4,018,285

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks
Communications	$2,466,785	$6,419,357	$-	$8,886,142
Consumer, Cyclical	1,319,991	10,637,645	-	11,957,636
Consumer, Non-cyclical	-	1,718,872	-	1,718,872
Energy	-	4,058,080	-	4,058,080
Exchange Traded Funds (“ETFs”)	-	2,470,788	-	2,470,788
Financial	-	20,623,366	-	20,623,366
Industrial	-	9,410,548	-	9,410,548
Technology	2,771,769	2,208,507	-	4,980,276
Utilities	-	1,273,216	-	1,273,216
Total Investments, at Value	6,558,545	58,820,379	-	65,378,924
Total Assets	$6,558,545	$58,820,379	$-	$65,378,924

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2015

Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$646,275	$620,551	$-	$1,266,826
Consumer, Cyclical	332,537	374,924	-	707,461
Consumer, Non-cyclical	2,241,352	1,289,480	-	3,530,832
Energy	293,778	940,124	-	1,233,902
Financial	1,282,567	593,158	-	1,875,725
Industrial	961,658	950,948	-	1,912,606
Technology	326,639	-	-	326,639
Total Investments, at Value	6,084,806	4,769,185	-	10,853,991
Total Assets	$6,084,806	$4,769,185	$-	$10,853,991

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks
Energy	$31,433,727	$13,947,607	$-	$45,381,334
Industrial	-	61,513	-	61,513
Total Investments, at Value	31,433,727	14,009,120	-	45,442,847
Total Assets	$31,433,727	$14,009,120	$-	$45,442,847

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks
Communications	$21,373,546	$-	$-	$21,373,546
Consumer, Cyclical	-	5,623,858	-	5,623,858
Consumer, Non-cyclical	21,777,765	-	-	21,777,765
Energy	5,224,478	-	-	5,224,478
Financial	11,023,216	-	-	11,023,216
Industrial	17,811,138	4,811,576	-	22,622,714
Technology	66,941,597	4,058,695	-	71,000,292
Total Investments, at Value	144,151,740	14,494,129	-	158,645,869
Total Assets	$144,151,740	$14,494,129	$-	$158,645,869

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2015

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at value
Corporate Bonds:
Basic Materials	$-	$2,620,012	$-	$2,620,012
Communications	-	3,024,324	-	3,024,324
Consumer, Cyclical	-	4,089,626	-	4,089,626
Consumer, Non-Cyclical	-	2,235,340	-	2,235,340
Energy	-	1,507,526	-	1,507,526
Financials	-	36,005,665	-	36,005,665
Government	-	9,748,835	-	9,748,835
Industrial	-	4,135,181	-	4,135,181
Technology	-	156,244	-	156,244
Utilities	-	2,343,185	-	2,343,185
Total Investments, at Value	-	65,865,938	-	65,865,938
Total Assets	$-	$65,865,938	$-	$65,865,938

*	The Funds did not hold any Level 3 securities at period end.
[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Transfers are recognized at the end of the reporting period.  As of September 30, 2015, certain securities in the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Builder Fund, China Hong Kong Fund, Dividend Builder Fund, Global Energy Fund and Global Innovators Fund transferred levels due to these Funds applying for value pricing to Non-U.S. securities.

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Transfers into Level 1	$1,606,292	$1,220,244	$560,724	$1,319,991
Transfers out of Level 1	(521,251)	(1,299,140)	(246,973)	(3,620,145)
Net transfers in (out) of Level 1	$1,085,041	$(78,896)	$313,751	$(2,300,154)

Transfers into Level 2	$521,251	$1,299,140	$246,973	$3,620,145
Transfers out of Level 2	(1,606,292)	(1,220,244)	(560,724)	(1,319,991)
Net transfers in (out) of Level 2	$(1,805,041)	$78,896	$(313,751)	$2,300,154

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Transfers into Level 1	$-	$3,934,813	$5,107,725	$-
Transfers out of Level 1	(667,472)	(1,601,176)	(5,623,858)	-
Net transfers in (out) of Level 1	$(667,472)	$2,333,637	$(516,133)	$-

Transfers into Level 2	$667,472	$1,601,176	$5,623,858	$-
Transfers out of Level 2	-	(3,934,813)	(5,107,725)	-
Net transfers in (out) of Level 2	$667,472	$(2,333,637)	$516,133	$-

There were no securities transferred between Level 2 and Level 1 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/15